Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	MUSTANG ALLIANCES, INC.
Entity Central Index Key	0001420421
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 155,107	$ 247	$ 891
Total current assets	155,107	247	891
Property, plant, and equipment, net
Total Assets	155,107	247	891
Current Liabilities:
Accounts payable and accrued expenses	98,255	96,869	58,488
Accrued compensation-related party	321,176	290,789	61,500
Note Payable	30,000	30,000
Notes payable-related party	75,020	75,020	25,000
Convertible debts, net of discounts of $111,250 and $0, respectively	133,750
Due to shareholder	150	150
Total current liabilities	658,351	492,828	144,988
Total Liabilities	658,351	492,828	144,988
Stockholder's deficit:
Preferred stock, $.0001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $.0001 par value; 500,000,000 shares authorized, 107,037,834 shares issued 104,537,834 shares outstanding at March 31, 2013 and December 31, 2012, respectively, and 100,217,516 shares issued and 100,217,516 shares outstanding at December 31, 2011	10,681	10,431	9,992
Additional Paid-In Capital	1,917,875	1,672,139	939,363
Deficit accumulated during the exploration stage	(2,431,800)	(2,175,151)	(1,093,452)
Total stockholders' deficit	(503,244)	(492,581)	(144,097)
Total liabilities and stockholders' deficit	$ 155,107	$ 247	$ 891

BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholder's deficit:
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	5,000,000	5,000,000	5,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, Issued	107,037,834	107,037,834	100,217,516
Common stock, outstanding	104,537,834	104,537,834	100,217,516

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Statements Of Operations
Net Revenues
Operating expenses:
Professional fees	19,933	14,844	44,188	99,282	312,566	332,499
Consulting fees	62,500	205,084	763,542	523,285	1,286,827	1,349,327
General and administrative expenses	9,390	7,053	18,574	67,968	98,264	107,654
Impairment loss			106,000		106,000	106,000
Mining and exploration costs	26,752	42,326	146,456	182,561	329,017	355,769
Total operating expenses	118,575	269,307	1,078,760	873,096	2,132,674	2,251,249
Operating Loss	(118,575)	(269,307)	(1,078,760)	(873,096)	(2,132,674)	(2,251,249)
Other expense:
Interest expense, net	(4,324)	(311)	(2,939)	(5,654)	(22,754)	(27,078)
Amortization of debt discount	(133,750)			(19,723)	(19,723)	(153,473)
Total other expenses, net	(138,074)	(311)	(2,939)	(25,377)	(42,477)	(180,551)
Net Loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Basic and diluted loss per share	$ 0	$ 0	$ (0.01)	$ (0.01)
Weighted average common shares outstanding	105,760,056	100,369,133	101,744,739	103,239,507

STATEMENT OF STOCKHOLDERS' DEFICIT (UNAUDITED) (USD $)	Common Stock	Paid-In Capital	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance, Amount at Feb. 21, 2007
Beginning Balance, Shares at Feb. 21, 2007
Common Stock Issued to Founders at $.0000125 Per Share, February 22, 2007, Amount	6,400	(5,600)		800
Common Stock Issued to Founders at $.0000125 Per Share, February 22, 2007, Shares	64,000,000
Net Loss for the Year Ended			(4,498)	(4,498)
Ending Balance, Amount at Dec. 31, 2007	6,400	(5,600)	(4,498)	(3,698)
Ending Balance, Shares at Dec. 31, 2007	64,000,000
Common Stock Issued to Investors at $.002 Per Share, Net of Offering Costs, February 20, 2008, Amount	2,240	42,724		44,964
Common Stock Issued to Investors at $.002 Per Share, Net of Offering Costs, February 20, 2008, Shares	22,400,000
Common Stock Issued for Services at $.0075 Per Share, February 25, 2008, Amount	80	5,920		6,000
Common Stock Issued for Services at $.0075 Per Share, February 25, 2008, Shares	800,000
Net Loss for the Year Ended			(91,106)	(91,106)
Ending Balance, Amount at Dec. 31, 2008	8,720	43,044	(95,604)	(43,840)
Ending Balance, Shares at Dec. 31, 2008	87,200,000
Net Loss for the Year Ended			(29,939)	(29,939)
Ending Balance, Amount at Dec. 31, 2009	8,720	43,044	(125,543)	(73,779)
Ending Balance, Shares at Dec. 31, 2009	87,200,000
Common Stock Issued for Mining Lease at $.000125 Per Share, December 15, 2010, Amount	2,000	500		2,500
Common Stock Issued for Mining Lease at $.000125 Per Share, December 15, 2010, Shares	20,000,000
Net Loss for the Year Ended			(69,436)	(69,436)
Ending Balance, Amount at Dec. 31, 2010	10,720	43,544	(194,979)	(140,715)
Ending Balance, Shares at Dec. 31, 2010	107,200,000
Common Stock Issued for Mining Lease at $.000125 Per Share, February 22, 2011, Amount	2,000	500		2,500
Common Stock Issued for Mining Lease at $.000125 Per Share, February 22, 2011, Shares	20,000,000
Sale of Stock and Warrants at $.25 Per Share, March 2011, Amount	6	14,994		15,000
Sale of Stock and Warrants at $.25 Per Share, March 2011, Shares	60,000
Retirement of 30,000,000 Shares of Common Stock as Contributed Capital on March 31, 2011 by Chief Executive Officer, Amount	(3,000)	3,000
Retirement of 30,000,000 Shares of Common Stock as Contributed Capital on March 31, 2011 by Chief Executive Officer, Shares	(30,000,000)
Discount on Convertible Debt		19,723		19,723
Sale of Stock and Warrants at $.25 Per Share, June 2011, Amount	128	319,872		320,000
Sale of Stock and Warrants at $.25 Per Share, June 2011, Shares	1,280,000
Sale of Stock and Warrants at $.25 Per Share, July 2011, Amount	100	249,900		250,000
Sale of Stock and Warrants at $.25 Per Share, July 2011, Shares	1,000,000
Stock issued for services, July 2011, Amount	34	81,966		82,000
Stock issued for services, July 2011, Shares	340,000
Debt forgiveness, July 2011		97,785		97,785
Consulting fees forgiveness, July 2011		12,000		12,000
Stock issued for services, Oct 2011, Amount	4	8,796		8,800
Stock issued for services, Oct 2011, Shares	40,000
Fair value of options issued during 2011		13,283		13,283
Common shares issuable (297,516 shares) to consultants, related parties during 2011, Amount		74,000		74,000
Common shares issuable (297,516 shares) to consultants, related parties during 2011, Shares	297,516
Net Loss for the Year Ended			(898,473)	(898,473)
Ending Balance, Amount at Dec. 31, 2011	9,992	939,363	(1,093,452)	(144,097)
Ending Balance, Shares at Dec. 31, 2011	100,217,516
Stocks issued for mining equipments, February 2012, Amount	20	105,980		106,000
Stocks issued for mining equipments, February 2012, Shares	200,000
Sale of Stock and Warrants at $1.00 Per Share, March, 2012, Amount	18	174,982		175,000
Sale of Stock and Warrants at $1.00 Per Share, March, 2012, Shares	175,000
Exercise of stock options at $0.50 Per Share, March, 2012, Amount	3	14,997		15,000
Exercise of stock options at $0.50 Per Share, March, 2012, Shares	30,000
Stocks issued for common shares issuable to consultants, related parties, March 2012	30	(30)
Fair value of options issued during six months ended June 30, 2012		47,822		47,822
Common shares issuable (235,318 shares) to consultants, related parties during 2012, Amount		88,000		88,000
Common shares issuable (235,318 shares) to consultants, related parties during 2012, Shares	235,318
Sale of stocks and warrants at $0.05 per share, Aug 2012, Amount	68	33,932		34,000
Sale of stocks and warrants at $0.05 per share, Aug 2012, Shares	680,000
Stocks issued for services, Aug 2012, Amount	300	209,700		210,000
Stocks issued for services, Aug 2012, Shares	3,000,000
In-kind contribution of interest		393		393
Consulting fees forgiveness-related party		57,000		57,000
Net Loss for the Year Ended			(1,081,699)	(1,081,699)
Ending Balance, Amount at Dec. 31, 2012	10,431	1,672,139	(2,175,151)	(492,581)
Ending Balance, Shares at Dec. 31, 2012	104,537,834
Discount on Convertible Debt		216,875		216,875
In-kind contribution of interest		986		986
Common stocks issued with convertible debt, Amount	250	27,875		28,125
Common stocks issued with convertible debt, Shares	2,500,000
Net Loss for the Year Ended			(256,649)	(256,649)
Ending Balance, Amount at Mar. 31, 2013	$ 10,681	$ 1,917,875	$ (2,431,800)	$ (503,244)
Ending Balance, Shares at Mar. 31, 2013	107,037,834

STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash Flows from Operating Activities:
Net Loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Common stock issued for services			210,000	90,800	306,800	306,800
Common stock issuable for services		39,000	88,000	74,000	162,000	162,000
Common stock issued for mining rights				2,500	2,500	2,500
Stock compensation cost		7,970	47,822	13,283	61,105	61,105
Amortization of debt discount	133,750			19,723	19,723	153,473
Impairment of mining equipments			106,000	2,500	108,500	108,500
In-kind contribution of interest	986		393		393	1,379
In-kind contribution of services			57,000		57,000	57,000
Increase in accounts payable and accrued expenses	31,773	36,348	267,670	104,791	411,572	443,345
Net Cash Used in Operating Activities	(90,140)	(186,300)	(304,814)	(590,876)	(1,045,558)	(1,135,698)
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Proceeds of borrowings from convertible debts-non-related parties	245,000					245,000
Proceeds of borrowings from non-related party		30,150	30,000	75,000	215,871	215,871
Proceeds of borrowings from related parties			50,170		50,170	50,170
Proceeds from sale of common stock and warrants, net		190,000	224,000	585,000	854,764	854,764
Repayment of borrowings				(75,000)	(75,000)	(75,000)
Net Cash Provided by Financing Activities	245,000	220,150	304,170	585,000	1,045,805	1,290,805
Increase (Decrease) in Cash	154,860	33,850	(644)	(5,876)	247	155,107
Cash - Beginning of Period	247	891	891	6,767
Cash - End of Period	155,107	34,741	247	891	247	155,107
Supplemental Disclosures of Cash Flow Information:
Interest paid
Income taxes paid
Supplemental Schedule of Non-Cash Investing and Financing activities:
Deferred offering costs charged to additional paid-in capital					25,000	25,000
Deferred offering costs recorded in accounts payable					7,500	7,500
Common stock issued for mining lease		2,500		2,500	5,000	5,000
Debt forgiveness		97,785		97,785	97,785	97,785
Consulting fees forgiveness		12,000		12,000	12,000	12,000
Common stock issued for mining equipments		266,000	106,000		106,000	106,000
Common stock issued for shares issuable		74,000	74,000		74,000	74,000
Discount on convertible debt	$ 245,000					$ 245,000

Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 1 - Organization and Basis of Presentation

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and auto manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company with which to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

Going Concern and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 2 - Going Concern and Significant Accounting Policies

 Going Concern

The Company is in the exploration stage and has no revenues, has incurred a net loss of approximately $256,649 for the three months ended March 31, 2013 and a cumulative net loss of $2,431,800 for the period from February 22, 2007 (inception) to March 31, 2013. In addition, at March 31, 2013, there is a working capital deficit of $503,244. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or available from external sources such as debt, equity financings, or other potential sources. The inability to generate cash flow from operations or to raise capital from external sources will force the Company to substantially curtail and cease operations, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any funds, if available, will possess attractive terms or have a significant dilutive effect on the Company’s existing stockholders.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt, equity, or some combination thereof.  There can be no assurances that the Company will be able to raise the additional funds it requires.

The accompanying financial statements do not include any adjustments related to the recoverability, classification of asset-carrying amounts, or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the valuation of deferred tax assets and valuation of equity instruments.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At March 31, 2013 and December 31, 2012, the Company had no cash equivalents.

Property and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs, which are not considered improvements and do not extend the useful life of the asset, are expensed as incurred; additions, renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in the statement of operations in other income and expenses.

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years

 Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share. As of March 31, 2013, the Company has 2,145,000 warrants and 0 options that are anti-dilutive and not included in diluted loss per share. As of March 31, 2012, the Company has 5,195,000 warrants and 360,000 options that are anti-dilutive and not included in diluted loss per share.

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, Income Taxes (“ASC Topic 740”). Under ASC Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC Topic 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company’s 2010 to 2012 tax returns are subject to examination by Internal Revenue Services.

Business Segments

The Company operates in one segment and therefore segment information is not presented.

Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheets for accounts payable, notes payable, loans payable, and notes payable – related party approximate fair value based on the short-term maturity of these instruments.

Mining Properties (Exploration Costs)

Costs of acquiring mining properties and any exploration costs are capitalized as incurred,in accordance with FASB ASC Topic 930, Extractive Activities – Mining, when proven and probable reserves exist and the property is a commercially mineable property. Mine exploration costs incurred either to develop new gold, silver, lead and copper deposits, expand the capacity of operating mines, or to develop mine areas substantially in advance of current production are capitalized. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. Costs of abandoned projects are charged to operations upon abandonment. The Company evaluates, at least quarterly, the carrying value of capitalized mining costs and related property, plant and equipment costs, if any, to determine if these costs are in excess of their net realizable value and if a permanent impairment needs to be recorded. The periodic evaluation of the carrying value of capitalized costs and any related property, plant, and equipment costs are based upon expected future cash flows and/or estimated salvage value.

The Company capitalizes costs for mining properties by individual property and defers such costs for later amortization only if the prospects for economic productions are reasonably certain. Capitalized costs are expensed in the period when the determination has been made that economic production does not appear reasonably certain. During 2012, the Company recorded an impairment of $106,000.

Stock-Based Compensation

In December 2004, the FASB issued ASC Topic 718, Compensation–Stock Compensation(ASC Topic 718). Under ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC Topic 718.

ASC Topic 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a performance commitment, as defined, is reached or the earlier of the non-employee performance is complete or the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB ASC.

Fair Value Measurement

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

• Level 1-Quoted prices in active markets for identical assets or liabilities.

• Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

• Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents, accounts payable and accrued expenses, convertible debts, and notes and loans payable. All these items were determined to be Level 1 fair value measurements. The carrying amounts of cash and equivalents, accounts payable and accrued expenses, convertible debts, and notes and loans payable approximated fair value because of the short maturity of these instruments.

Recent Accounting Pronouncements

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information about the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Going Concern

The Company is in the exploration stage and has no revenues, has incurred a net loss of approximately $1,081,699 for the year ended December 31, 2012 and a cumulative net loss of $2,175,151 for the period from February 22, 2007 (inception) to December 31, 2012. In addition, at December 31, 2012, there is a working capital deficit of $492,581. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or available from external sources such as debt, equity financings, or other potential sources. The inability to generate cash flow from operations or to raise capital from external sources will force the Company to substantially curtail and cease operations, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any funds, if available, will possess attractive terms or have a significant dilutive effect on the Company’s existing stockholders.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt, equity, or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

The accompanying financial statements do not include any adjustments related to the recoverability, classification of asset-carrying amounts, or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the valuation of deferred tax assets and valuation of equity instruments.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents.

Property, Plant and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs, which are not considered improvements and do not extend the useful life of the asset, are expensed as incurred; additions, renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in the statement of operations in other income and expenses.

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years

Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share. As of December 31, 2012, the Company has 2,175,000 warrants and 0 options that are anti-dilutive and not included in diluted loss per share. During 2011, the Company had 1,690,000 warrants and 360,000 options that are anti-dilutive and not included in dilutive loss per share.

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, Income Taxes (“ASC Topic 740”). Under ASC Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC Topic 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company’s 2010 to 2012 tax returns are subject to examination by Internal Revenue Services.

Business Segments

The Company operates in one segment and therefore segment information is not presented.

Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheets for accounts payable and notes payable – related party approximate fair value based on the short-term maturity of these instruments.

Mining Properties (Exploration Costs)

Costs of acquiring mining properties and any exploration costs are capitalized as incurred,in accordance with FASB ASC Topic 930, Extractive Activities – Mining, when proven and probable reserves exist and the property is a commercially mineable property. Mine exploration costs incurred either to develop new gold, silver, lead and copper deposits, expand the capacity of operating mines, or to develop mine areas substantially in advance of current production are capitalized. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. Costs of abandoned projects are charged to operations upon abandonment. The Company evaluates, at least quarterly, the carrying value of capitalized mining costs and related property, plant and equipment costs, if any, to determine if these costs are in excess of their net realizable value and if a permanent impairment needs to be recorded. The periodic evaluation of the carrying value of capitalized costs and any related property, plant, and equipment costs are based upon expected future cash flows and/or estimated salvage value.

The Company capitalizes costs for mining properties by individual property and defers such costs for later amortization only if the prospects for economic productions are reasonably certain. Capitalized costs are expensed in the period when the determination has been made that economic production does not appear reasonably certain. As of December 31, 2012, the Company recorded an impairment of $106,000.

Stock-Based Compensation

In December 2004, the FASB issued ASC Topic 718, Compensation–Stock Compensation(ASC Topic 718). Under ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC Topic 718.

ASC Topic 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a performance commitment, as defined, is reached or the earlier of the non-employee performance is complete or the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB ASC.

Fair Value Measurement

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

• Level 1 - Quoted prices in active markets for identical assets or liabilities.

• Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

• Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents, accounts payable and accrued expenses, and notes and loans payable. All these items were determined to be Level 1 fair value measurements. The carrying amounts of cash and equivalents, accounts payable and accrued expenses, and notes and loans payable approximated fair value because of the short maturity of these instruments.

Recent Accounting Pronouncements

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Mining Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 3 - Mining Leases

On December 13, 2010, the Company entered into a lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On February 22, 2011, the Company entered into a second lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On December 13, 2010, the Company entered into a lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

On February 22, 2011, the Company entered into a second lease agreement to explore certain mining concessions in Honduras. The Company issued 20,000,000 shares of common stock, with a fair value of $2,500 for this lease that was charged to mining exploration costs.

Property Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 4 - Property Plant and Equipment

On February 3, 2012, the Company entered into a Purchase and Sale Agreement with Clavo Rico, Ltd., a related party, a Turks and Caicos company (“Seller”) for the purchase of certain mining equipment from the Seller's wholly-owned subsidiary, Compania Minera Cerros del Sur, S.A., a Honduran company (“Cerros”). The Company is a party to a lease agreement with Cerros for certain exclusive mining and development rights and a ground lease in Honduras.

As consideration for the equipment, the Company exchanged 200,000 shares of common stock to the Seller with a fair value of $106,000 based on the value of equipment. The Company also agreed to be responsible for, among other things, the cost of freight, insurance, packing and transportation, and the risk of loss in shipping of the purchased equipment. The equipment had not been placed in service as of December 31, 2012 and the Company recorded an impairment loss of $106,000.

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Mining equipments	$106,000	$106,000
Total	106,000	106,000
Less: impairment loss	(106,000)	(106,000)

Property and equipment, net	$-	$-

On February 3, 2012, the Company entered into a Purchase and Sale Agreement with Clavo Rico, Ltd., a related party, a Turks and Caicos company (“Seller”) for the purchase of certain mining equipment from the Seller's wholly-owned subsidiary, Compania Minera Cerros del Sur, S.A., a Honduran company (“Cerros”). The Company is a party to a lease agreement with Cerros for certain exclusive mining and development rights and a ground lease in Honduras.

As consideration for the equipment, the Company exchanged 200,000 shares of common stock to the Seller with a fair value of $106,000 based on the value of equipment. The Company also agreed to be responsible for, among other things, the cost of freight, insurance, packing and transportation, and the risk of loss in shipping of the purchased equipment. The equipment has not been placed in service as of December 31, 2012 and the Company recorded an impairment loss of $106,000.

Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 5 - Notes Payable

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc.  MeM is controlled by, Mendel Mochkin, a director of the company. As of December 31, 2012, the principle balance due was $25,000, is unsecured and was due January 2013 with accrued interest at 5%. As of March 31, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $25,000 and accrued interest of $3,459 are in default. The note does not include any additional fees or penalties due to the loan being in default.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and was due in full plus accrued interest on March 28, 2013. As of March 31, 2013, the Company was unable to repay the loan on the maturity date, and the principal balance of $30,000 and accrued interest of $2,420 are in default. The loan stipulates an increase to a 15% interest rate until the loan is repaid.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. As of March 31, 2013 and December 31, 2012, the principal due was $50,020, is unsecured and is due on demand. The Company recorded $986 and $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution at March 31, 2013 and December 31, 2012, respectively.

On July 25, 2011, repayment for $25,000 was made for the $50,000 note due to Landolt, a company owned by a director of the Company. At which time the note was assigned to MeM Mining, Inc. MeM is controlled by, Mendel Mochkin, a director of the company. As of December 31, 2012 and 2011, the principle balance due was $25,000, is unsecured and is due January 2013 with accrued interest at 5%. The Company does not expect to be able to repay the loan on the maturity date, and will continue accrue the interest.

On March 28, 2012 the Company received $30,000 from First Line Capital, in exchange for an unsecured note bearing interest at 8%. As of December 31, 2012, the principal due was $30,000, is unsecured and is due in full plus accrued interest on March 28, 2013.

During 2012, the Company received a total of $50,020 from Leonard Sternheim, CEO of the Company, as an unsecured non-interest bearing loan. As of December 31, 2012, the principal due was $50,020, is unsecured and is due on demand. The Company recorded $393 of imputed interest related to Mr. Sternheim’s loan payable as in-kind contribution.

Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 6 - Common Stock

In February 2007, the Company issued 64,000,000 shares of common stock at $0.0000125 per share to the Founders of the Company for $800.

In February 2008, the Company sold 22,400,000 shares of common stock at $0.002 per share pursuant to its public offering. The Company received net proceeds of $44,964.

In February 2008, the Company issued 800,000 shares of common stock with the fair value of $0.0075 per share for services rendered. The Company recorded stock based compensation expense of $6,000 in connection with this issuance.

On December 13, 2010, the Company issued 20,000,000 shares of common stock as payment for certain mining leases in Honduras at a fair value of $2,500.

On December 15, 2010, the Company notified FINRA of its intention to implement a 1 for 8 share dividend or forward stock split of its issued and outstanding common stock to the holders of record as of December 27, 2010 (the “Shareholders”). The forward stock split became effective as of the start of business on January 3, 2011. All share and per share data have been retroactively restated to reflect this recapitalization.

On February 22, 2011, the Company issued 20,000,000 shares of common stock as payment for certain additional mining leases in Honduras at a fair value of $2,500.

On March 28, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for $15,000. The warrants are exercisable at $0.50 per share and have a two year term.

On March 31, 2011, the Company's CEO retired 30,000,000 shares of his common stock of the Company as additional paid-in capital.

On April 12, 2011, the Company sold 1,000,000 units consisting of 1,000,000 shares of common stock and 500,000 warrants for cash of $250,000. The warrants are exercisable at $0.50 per share and have a two year term expiring April 12, 2013.

On April 20, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term expiring April 20, 2013.

On April 21, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term expiring April 21, 2013.

On May 6, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for cash of $15,000. The warrants are exercisable at $0.50 per share and have a two year term expiring May 6, 2013.

On May 11, 2011, the Company sold 20,000 units consisting of 20,000 shares of common stock and 10,000 warrants for cash of $5,000. The warrants are exercisable at $0.50 per share and have a two year term expiring May 11, 2013.

On July 19, 2011, the Company issued 40,000 units to Mark Holcombe, a director of the Company in consideration of consisting of 40,000 shares of common stock and 20,000 warrants with a fair value of $1,583. Each warrant allows Mr. Holcombe to purchase one additional share of common stock at a price of $0.50 per share for two years expiring July 19, 2013. The shares were valued at $10,000 ($0.25 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Lawrence H. Wolfe, the Chief Financial Officer at the time, in consideration for the execution and delivery of a consulting agreement with Mr. Wolfe. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Zegal and Ross Capital LLC in consideration for the execution and delivery of a consulting agreement. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 25, 2011, the Company issued 100,000 shares to Mendel Mochkin, a director, in consideration for the execution and delivery of a consulting agreement that replaced Mr. Mochkin's employment agreement entirely. Mr. Mochkin is an accredited investor. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 27, 2011, the Company sold 1,000,000 units in consideration of $250,000 consisting of 1,000,000 shares of common stock and 1,000,000 warrants. Each warrant allows for the purchase one additional share of common stock at a price of $0.50 per share for two years expiring July 27, 2013.

During 2011, the principal stockholder forgave consulting fees of $12,000. The amount was recorded as an in-kind contribution.

On October 24, 2011, the Company issued 20,000 shares to Ben Lafazan and 20,000 shares to Barry Wolinetz as partial settlement for services rendered. The shares were valued at $0.22 per share, the fair value on the date of grant.

At December 31, 2011, the Company has 297,516 shares issuable to officers and directors with a fair value of $74,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant. These shares were issued to officers and directors during March, 2012.

On February 3, 2012, the Company issued 200,000 shares of common stock as payment for certain mining equipments in Honduras at a fair value of $106,000 based on the value of the equipment.

In February 2012, the company issued 175,000 units and raised an aggregate of $175,000 from one investor under a Regulation S Subscription Agreement. Under this agreement, the Company is offering for sale up to $500,000 of shares and warrants at a purchase price of $1.00 per share. For each dollar invested, the investor will receive one share of common stock and one warrant. Each warrant entitles the investor to purchase one share of common stock for $1.50 per share. The warrants expire on the third anniversary date its issuance in February 2015.

On March 1, 2012, an investor exercised his right to purchase 30,000 shares for $0.50 per share. The Company received proceeds of $15,000.

In August 2012, the Company raised an aggregate of $34,000 from one investor under a Regulation S Subscription Agreement in exchange for 680,000 shares of common stock at $0.05 per share and 340,000 warrants exercisable at $0.20 per share. The warrants expire on the fifth anniversary date of its issuance in August 2017.

On August 28, 2012, the Company issued 3,000,000 shares of common stock to three consultants in consideration for services previously provided. The shares were valued at $0.07 per share, the fair value on the date of grant of $210,000.

At December 31, 2012, the Company has 235,318 shares issuable to officers and directors with a fair value of $88,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant.

During 2012, an officer forgave consulting fees of $57,000. The amount was recorded as an in-kind contribution.

On February 15, 2013, the Company issued 2,500,000 shares of common stock in connection with issuance of convertible debt of $45,000. These shares were valued at the fair value on the date of grant (See note 6).

Warrants

During 2011, the Company issued 1,690,000 warrants in connection with a private placement offering. The warrants have a term of two years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.50. 30,000 warrants expired during the three months ended March 31, 2013.

In February 2012, the company issued 175,000 warrants in connection with a private placement offering. The warrants have a term of three years from the date of the subscription agreement and allow investors to purchase one share of common stock for $1.50 per share.

In August 2012, the company issued 340,000 warrants in connection with a private placement offering. The warrants have a term of five years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.20 per share.

Information with respect to warrants outstanding and exercisable at March 31, 2013 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000
Issued	-
Exercised	-
Expired/Forfeited	(30,000)	$0.50	-
Warrants outstanding, March 31, 2013	2,145,000	$0.20-1.50	2,145,000

In February 2007, the Company issued 64,000,000 shares of common stock at $0.0000125 per share to the Founders of the Company for $800.

In February 2008, the Company sold 22,400,000 shares of common stock at $0.002 per share pursuant to its public offering. The Company received net proceeds of $44,964.

In February 2008, the Company issued 800,000 shares of common stock with the fair value of $0.0075 per share for services rendered. The Company recorded stock based compensation expense of $6,000 in connection with this issuance.

On December 15, 2010, the Company notified FINRA of its intention to implement a 1 for 8 share dividend or forward stock split of its issued and outstanding common stock to the holders of record as of December 27, 2010 (the “Shareholders”). The forward stock split became effective as of the start of business on January 3, 2011. All share and per share data have been retroactively restated to reflect this recapitalization.

On December 13, 2010, the Company issued 20,000,000 shares of common stock as payment for certain mining leases in Honduras at a fair value of $2,500.

On February 22, 2011, the Company issued 20,000,000 shares of common stock as payment for certain additional mining leases in Honduras at a fair value of $2,500.

On March 28, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for $15,000. The warrants are exercisable at $0.50 per share and have a two year term.

On March 31, 2011, the Company's CEO retired 30,000,000 shares of his common stock of the Company as additional paid-in capital.

On April 12, 2011, the Company sold 1,000,000 units consisting of 1,000,000 shares of common stock and 500,000 warrants for cash of $250,000. The warrants are exercisable at $0.50 per share and have a two year term.

On April 20, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term.

On April 21, 2011, the Company sold 100,000 units consisting of 100,000 shares of common stock and 50,000 warrants for cash of $25,000. The warrants are exercisable at $0.50 per share and have a two year term.

On May 6, 2011, the Company sold 60,000 units consisting of 60,000 shares of common stock and 30,000 warrants for cash of $15,000. The warrants are exercisable at $0.50 per share and have a two year term.

On May 11, 2011, the Company sold 20,000 units consisting of 20,000 shares of common stock and 10,000 warrants for cash of $5,000. The warrants are exercisable at $0.50 per share and have a two year term.

On July 19, 2011, the Company issued 40,000 units to Mark Holcombe, a director of the Company in consideration of consisting of 40,000 shares of common stock and 20,000 warrants with a fair value of $1,583. Each warrant allows Mr. Holcombe to purchase one additional share of common stock at a price of $0.50 per share for two years. The shares were valued at $10,000 ($0.25 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Lawrence H. Wolfe, our Chief Financial Officer, in consideration for the execution and delivery of a consulting agreement with Mr. Wolfe. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 21, 2011, the Company issued 100,000 shares to Zegal and Ross Capital LLC in consideration for the execution and delivery of a consulting agreement. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 25, 2011, the Company issued 100,000 shares to Mendel Mochkin, a director, in consideration for the execution and delivery of a consulting agreement that replaced Mr. Mochkin's employment agreement entirely. Mr. Mochkin is an accredited investor. The issuance was conducted in reliance upon an exemption from registration provided under Section 4(2) of the Securities Act of 1933, as amended. The shares were valued at $24,000 ($0.24 per share), the fair value on the date of grant.

On July 27, 2011, the Company sold 1,000,000 units in consideration of $250,000 consisting of 1,000,000 shares of common stock and 1,000,000 warrants. Each warrant allows for the purchase one additional share of common stock at a price of $0.50 per share for two years.

During 2011, the principal stockholder forgave consulting fees of $12,000. The amount was recorded as an in-kind contribution.

On October 24, 2011, the Company issued 20,000 shares to Ben Lafazan and 20,000 shares to Barry Wolinetz as partial settlement for services rendered. The shares were valued at $0.22 per share, the fair value on the date of grant.

At December 31, 2011, the Company has 297,516 shares issuable to officers and directors with a fair value of $74,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant. These shares were issued to officers and directors during March, 2012.

On February 3, 2012, the Company issued 200,000 shares of common stock as payment for certain mining equipments in Honduras at a fair value of $106,000 based on the value of the equipment.

In February 2012, the company issued 175,000 units and raised an aggregate of $175,000 from one investor under a Regulation S Subscription Agreement. Under this agreement, the Company is offering for sale up to $500,000 of shares and warrants at a purchase price of $1.00 per share. For each dollar invested, the investor will receive one share of common stock and one warrant. Each warrant entitles the investor to purchase one share of common stock for $1.50 per share. The warrants expire on the third anniversary date its issuance.

On March 1, 2012, an investor exercised his right to purchase 30,000 shares for $0.50 per share. The Company received proceeds of $15,000.

In August 2012, the Company raised an aggregate of $34,000 from one investor under a Regulation S Subscription Agreement in exchange for 680,000 shares of common stock at $0.05 per share and 340,000 warrants exercisable at $0.20 per share. The warrants expire on the fifth anniversary date of its issuance.

On August 28, 2012, the Company issued 3,000,000 shares of common stock to three consultants in consideration for services previously provided. The shares were valued at $0.07 per share, the fair value on the date of grant of $210,000.

At December 31, 2012, the Company has 235,318 shares issuable to officers and directors with a fair value of $88,000 in connection with certain consulting agreements. These shares were valued at the fair value on the date of grant.

During 2012, an officer forgave consulting fees of $57,000. The amount was recorded as an in-kind contribution

Warrants

During 2011, the Company issued 1,690,000 warrants in connection with a private placement offering. The warrants have a term of two years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.50. At December 31, 2012 and 2011, all warrants have a remaining contractual life of approximately 0.5 year and 1.5 years, respectively.

In February 2012, the company issued 175,000 warrants in connection with a private placement offering. The warrants have a term of three years from the date of the subscription agreement and allow investors to purchase one share of common stock for $1.50 per share. At December 31, 2012, all warrants have a remaining contractual life of approximately 2.23 years.

In August 2012, the company issued 340,000 warrants in connection with a private placement offering. The warrants have a term of five years from the date of the subscription agreement and allow investors to purchase one share of common stock for $0.20 per share. At December 31, 2012, all warrants have a remaining contractual life of approximately 4.66 years.

Information with respect to warrants outstanding and exercisable at December 31, 2012 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2011	1,690,000	$0.50	1,690,000
Issued	515,000	$0.20-1.50
Exercised	(30,000)	$0.50
Forfeited	-	-	-
Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000

Options

During July 2011, the Company granted 360,000 stock options to consultants for services to be rendered over a two-year period. The options are exercisable at $0.50 per share, half of the option shall vest on January 1 and half on June 1 following the grant date. These options had a fair value of $13,283 using the Black-Scholes option-pricing model. The grant date fair values of the Company’s option awards during the years ended December 31, 2012 and 2011 were estimated at $47,822 and $13,283 using the Black Scholes option pricing model with the following assumptions:

	For the Year ended	For the Year ended
	December 31, 2012	December 31, 2011
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
	-	0.00%

The Company has Consultancy agreements that contain provisions for the issuance and granting of options aggregating 3,000,000 shares at $0.50 per share that are predicated on the Company reaching certain milestones in the production of gold. None of the milestones have been met and accordingly such options have not been granted or issued.

During the third quarter of 2012, all the consultancy agreements noted above were terminated. As a result, the 360,000 stock options and 3,000,000 grant options were forfeited.

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2011	360,000	$0.50
Granted	-	-
Exercised	-	-
Forfeited	(360,000)	0.50
Balance at December 31, 2012	-	-
Options exercisable at December 31, 2012	-	$0.50

Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 7 - Preferred Stock

The Company has 5,000,000 preferred shares authorized that the Company’s Board of Directors may, without further action by the Company’s stockholders, direct the issuance of any authorized but unissued or unreserved shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitations of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock. Furthermore, the Board of Directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.

The Company has 5,000,000 preferred shares authorized that the Company’s Board of Directors may, without further action by the Company’s stockholders, direct the issuance of any authorized but unissued or unreserved shares of preferred stock in series and at the time of issuance, determine the rights, preferences and limitations of each series. The holders of preferred stock may be entitled to receive a preference payment in the event of any liquidation, dissolution or winding-up of the Company before any payment is made to the holders of the common stock. Furthermore, the Board of Directors could issue preferred stock with voting and other rights that could adversely affect the voting power of the holders of the common stock.

Income Taxes	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
NOTE 8 - Income Taxes

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	December 31, 2012	December 31, 2011
Deferred tax liability	$-	$-
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset	-	-
Net deferred tax liability	-	-
	$-	$-

The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2032.

As of December 31, 2012, the Company has a net operating loss carryforward of approximately $1,191,183 available to offset future taxable income through December 31, 2032. The valuation allowance was established to reduce the deferred tax asset to the amount that will more likely than not be realized. This is necessary due to the Company’s continued operating losses and the uncertainty of the Company’s ability to utilize all of the net operating loss carryforwards before they will expire through the year 2032.

The net change in valuation allowance for the year ended December 31, 2012 and 2011 was an increase of $194,753 and $251,000, respectively.

The components of income tax expense related to continuing operations are as follows:

	December 31, 2012	December 31, 2011
Federal
Current	$-	$-
Deferred	-	-
	-	-
State and Local
Current	$-	$-
Deferred	-	-

The Company’s income tax expense differed from the statutory rates (federal 34% and state 0%) as follows:

	December 31, 2012	December 31, 2011
Statutory rate applied to earnings before income taxes	$(367,777)	$(305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense	$-	$-

Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 9 - Commitment and Contingencies

Lease Commitments

On December 13, 2010, the Company entered into a Lease Agreement (the "Lease Agreement") with Compania Minera Cerros Del Sur, S.A., a corporation organized under the laws of Honduras (“Cerros”) and Mayan Gold, Inc., a Nevada corporation (“Mayan Gold”) pursuant to which Cerros, the registered owner of the Corpus I, II, III and IV mining concessions and the Potosi concession, leased the Company the exclusive right to prospect, explore and mine for minerals in Corpus IV. The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Corpus IV mining concession to the Company, at which time Cerros will transfer title to the mining concession to the Company. In consideration for such rights, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Corpus IV. The shares issued by the Company to Mayan Gold represent approximately 18.66% of the then issued and outstanding shares of the Company. As further consideration for the right granted, we agreed to pay Cerros an annual sum of $1,500 no later than April 1st of each year, beginning April 1, 2011.

Cerros also granted the Company an option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession. If we desired to exercise such option, the Company was required to send written notice to Cerros and Mayan Gold. The consideration for the exercise of the option is an additional 20,000,000 shares of the Company’s common stock to be issued to Mayan Gold no later than 30 days after the date we receive all the requested documentation from Cerros in connection with the exercise of the option.

On February 22, 2011, Company entered into a Lease Agreement (the "Lease Agreement") with Cerros and Mayan Gold pursuant to which the Company exercised its option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession and the Potosi ground lease (collectively, referred to herein as the “Property”), with the subsequent right to participate in the development of minerals from the remaining mining concessions.

The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Property to the Company, at which time Cerros will transfer title to the mining concession to us. In consideration for such right, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Property. The shares issued by the Company to Mayan Gold represent an additional interest of 15.72% of the then issued and outstanding shares of the Company. As further consideration for the rights granted, we agreed to pay Cerros an annual sum of $3,200 no later than April 1st of each year with the first payment due on April 1, 2011.

Employment Agreements

On March 22, 2011, the Company entered into a two year employment agreement with Mendel Mochkin, pursuant to which he will be employed on a part time basis. Mr. Mochkin shall work at least one hundred (100) hours per month on behalf of the Company as the Company's Vice President. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. On July 25, 2011, the Company entered into a Consultancy Agreement, which replaced in its entirety the Employment Agreement between the Company and Mendel Mochkin dated March 22, 2011(See note 10).

On March 22, 2011, the Company entered into a two year employment agreement with Leonard Sternheim, pursuant to which he will be employed on a part time basis. Mr. Sternheim shall work at least one hundred fifty (150) hours per month on behalf of the Company as its Chief Executive Officer. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. In July 2011 this agreement was nullified. Mr. Sternheim is currently acting in a consultancy capacity as the Company’s Chief Executive Officer (See Note 10).

Litigation:

In July of 2012, the Company was named as a defendant in a lawsuit titled George Sharp vs. Mustang Alliances, Inc. et al. The lawsuit was filed in the Superior Court of the State of California, in San Diego County. The lawsuit alleges violations of California restrictions on unsolicited commercial e-mail advertisers and seeks damages and punitive dames in an unspecified amount. The Company intends to vigorously defend this lawsuit. As of March 31, 2013, the Company has not accrued any amounts related to this lawsuit.

Lease Commitments

On December 13, 2010, the Company entered into a Lease Agreement (the "Lease Agreement") with Compania Minera Cerros Del Sur, S.A., a corporation organized under the laws of Honduras (“Cerros”) and Mayan Gold, Inc., a Nevada corporation (“Mayan Gold”) pursuant to which Cerros, the registered owner of the Corpus I, II, III and IV mining concessions and the Potosi concession, leased the Company the exclusive right to prospect, explore and mine for minerals in Corpus IV. The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Corpus IV mining concession to the Company, at which time Cerros will transfer title to the mining concession to the Company. In consideration for such rights, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Corpus IV. The shares issued by the Company to Mayan Gold represent approximately 18.66% of the then issued and outstanding shares of the Company. As further consideration for the right granted, we agreed to pay Cerros an annual sum of $1,500 no later than April 1st of each year, beginning April 1, 2011.

Cerros also granted the Company an option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession. If we desire to exercise such option, the Company must send written notice to Cerros and Mayan Gold on or before December 31, 2010. The consideration for the exercise of the option is an additional 20,000,000 shares of the Company’s common stock to be issued to Mayan Gold no later than 30 days after the date we receive all the requested documentation from Cerros in connection with the exercise of the option.

On February 22, 2011, Company entered into a Lease Agreement (the "Lease Agreement") with Cerros and Mayan Gold pursuant to which the Company exercised its option to acquire the exclusive rights to properties known as Corpus I, II, and III mining concessions and the Potosi concession and the Potosi ground lease (collectively, referred to herein as the “Property”), with the subsequent right to participate in the development of minerals from the remaining mining concessions.

The Lease Agreement continues until the Honduras government grants Cerros the right to assign the Property to the Company, at which time Cerros will transfer title to the mining concession to us. In consideration for such right, we issued 20,000,000 shares of common stock to Mayan Gold, the beneficial owner of a 100% interest in Property. The shares issued by the Company to Mayan Gold represent an additional interest of 15.72% of the then issued and outstanding shares of the Company. As further consideration for the rights granted, we agreed to pay Cerros an annual sum of $3,200 no later than April 1st of each year with the first payment due on April 1, 2011.

Employment Agreements

On March 22, 2011, the Company entered into a two year employment agreement with Mendel Mochkin, pursuant to which he will be employed on a part time basis. Mr. Mochkin shall work at least one hundred (100) hours per month on behalf of the Company as the Company's Vice President. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. On July 25, 2011, the Company entered into a Consultancy Agreement, which replaced in its entirety the Employment Agreement between the Company and Mendel Mochkin dated March 22, 2011(See note 10).

On March 22, 2011, the Company entered into a two year employment agreement with Leonard Sternheim, pursuant to which he will be employed on a part time basis. Mr. Sternheim shall work at least one hundred fifty (150) hours per month on behalf of the Company as its Chief Executive Officer. Pursuant to the agreement, his compensation will be $120,000 annually, which shall accrue from the date of the agreement and to be paid at such time when the Company has adequate capital. In July 2011 this agreement was nullified. Mr. Sternheim is currently acting in a consultancy capacity as the Company’s Chief Executive Officer (See Note 10).

Litigation:

In July of 2012, the Company was named as a defendant in a lawsuit titled George Sharp vs. Mustang Alliances, Inc. et al. The lawsuit was filed in the Superior Court of the State of California, in San Diego County. The lawsuit alleges violations of California restrictions on unsolicited commercial e-mail advertisers and seeks damages and punitive dames in an unspecified amount. The Company intends to vigorously defend this lawsuit. As of December 31, 2012, the Company has not accrued any amounts related to this lawsuit

Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 10 - Related Parties

Consulting Agreements

On July 21, 2011, the Company entered into a consulting agreement with Lawrence H. Wolfe, pursuant to which he will work as Chief Financial Officer. Pursuant to the agreement, 100,000 shares were issued as a signing bonus for the execution and delivery of the agreement with a fair value of $24,000 (See note 7). His compensation was $150,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion would be paid monthly, and the shares would be valued based on the stock price of the last day of the preceding month and would be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of $0.50 per share was granted, half of the option would vest on January 1 and half on June 1 following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement was amended to include a $0.25 per share price floor on the valuation of the common stock. On August 31, 2012, Mr. Lawrence H. Wolfe resigned from his position as a Chief Financial Officer. As a result of Mr. Wolfe's resignation, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. As of March 31, 2013 and December 31, 2012, accrued consulting fees of $69,200 and $71,500 were including in accrued compensation- related party, respectively.

On July 25, 2011, the Company entered into a Consultancy Agreement with Mendel Mochkin, which replaced in its entirety the Employment Agreement dated March 22, 2011 (See note 9). Pursuant to the agreement, his compensation was $120,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion would be paid monthly, and the shares would be valued based on the stock price of the last day of the preceding month and would be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of 0.50 per share is granted, half of option shall vest on January 1 and half on June 1 following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement was amended to include a $0.25 per share price floor on the valuation of the common stock. On August 23, 2012, Mr. Mendel Mochkin resigned from his position as a director of the Board of Directors. As a result of Mr. Mochkin's resignation, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. The Company has agreed to indemnify Mr. Mochkin in connection with the lawsuit by George Sharp vs. Mustang Alliances, Inc. et al filed in the Superior court of the State of California, in San Diego County. As of December 31, 2012, the Company has not accrued any amounts related to this indemnification. As of December 31, 2012, total consulting fees of $57,000 owed by Company was forgiven and recorded in additional paid in capital. As of March 31, 2013 and December 31, 2013 consulting fees and accrued compensation balances for Mendel Mochkin are $0.

On July 21, 2011, the Company entered into a Consultancy Agreement with Zegal and Ross Capital LLC. Pursuant to the agreement, 100,000 shares were issued as a signing bonus for the execution and delivery of the agreement with a fair value of $24,000 (See note 7). The compensation will be $120,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion shall be paid monthly, and the shares shall be valued based on the stock price of the last day of the preceding month and will be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of $0.50 per share is granted, half of option shall vest on January 1st and half on June 1st following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement has been amended to include a $0.25 per share price floor on the valuation of the common stock. On July 1, 2012, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. As of March 31, 2013 and December 31, 2012, accrued consulting fees of $48,000 were including in accrued compensation- related party, respectively.

Mr. Sternheim is currently on a month-to-month arrangement at a rate of $20,000 a month. As of March 31, 2013 and December 31, 2012, the accrued compensation fees of $203,976 and $171,289 were recorded in accrued compensation- related party, respectively.

Consulting Agreements

On July 21, 2011, the Company entered into a consulting agreement with Lawrence H. Wolfe, pursuant to which he will work as Chief Financial Officer. Pursuant to the agreement, 100,000 shares were issued as a signing bonus for the execution and delivery of the agreement with a fair value of $24,000 (See note 6). His compensation will be $150,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion shall be paid monthly, and the shares shall be valued based on the stock price of the last day of the preceding month and will be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of $0.50 per share is granted, half of the option shall vest on January 1 and half on June 1 following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement has been amended to include a $0.25 per share price floor on the valuation of the common stock. On August 31, 2012, Mr. Lawrence H. Wolfe resigned from his position as a Chief Financial Officer. As a result of Mr. Wolfe's resignation, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. For the year ended December 31, 2012 and 2011, Mr. Wolfe has earned an aggregate of 139,376 shares and 122,120 shares pursuant to his consulting agreement with a fair value of $40,000 and $30,000, respectively. As of December 31, 2012 and 2011, accrued consulting fees of $71,500 and $17,500 were including in accrued compensation- related party, respectively.

On July 25, 2011, the Company entered into a Consultancy Agreement with Mendel Mochkin, which replaced in its entirety the Employment Agreement dated March 22, 2011 (See note 9). Pursuant to the agreement, his compensation will be $120,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion shall be paid monthly, and the shares shall be valued based on the stock price of the last day of the preceding month and will be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of 0.50 per share is granted, half of option shall vest on January 1 and half on June 1 following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement has been amended to include a $0.25 per share price floor on the valuation of the common stock. For the year ended December 31, 2012 and 2011, Mr. Mendel has been paid $44,221 and $89,935, respectively and an aggregate of 47,971 and 97,698 shares pursuant to his consulting agreement with a fair value of $24,000, respectively. On August 23, 2012, Mr. Mendel Mochkin resigned from his position as a director of the Board of Directors. As a result of Mr. Mochkin's resignation, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. The Company has agreed to indemnify Mr. Mochkin in connection with the lawsuit by George Sharp vs. Mustang Alliances, Inc. et al filed in the Superior court of the State of California, in San Diego County. As of December 31, 2012, the Company has not accrued any amounts related to this indemnification. As of December 31, 2012, total consulting fees of $57,000 owed by Company was forgiven and recorded in additional paid in capital. As of December 31, 2012 and 2011, accrued consulting fees of $0 and $7,000 were including in accrued compensation- related party, respectively.

On July 21, 2011, the Company entered into a Consultancy Agreement with Zegal and Ross Capital LLC. Pursuant to the agreement, 100,000 shares was issued as a signing bonus for the execution and delivery of the agreement with a fair value of $24,000 (See note 5). The compensation will be $120,000 for the first 12 months, payable 60% in cash and 40% in stock. The cash portion shall be paid monthly, and the shares shall be valued based on the stock price of the last day of the preceding month and will be issued on January 1st and June 1st. On each anniversary, an option to purchase 120,000 shares of common stock at an exercise price of $0.50 per share is granted, half of option shall vest on January 1st and half on June 1st following such grant date. As a one-time bonus, the options to purchase 250,000 shares at $0.50 per share upon production of 12,000 and 24,000 ounces of gold, respectively, and an option to purchase 500,000 shares at $0.50 per share upon production of 48,000 ounces of gold. The consulting agreement has been amended to include a $0.25 per share price floor on the valuation of the common stock. On July 1, 2012, the Consultancy Agreement dated July 25, 2011 was terminated in its entirety. For the year ended December 31, 2012 and 2011, Zegal and Ross has earned an aggregate of 47,971 and 42,849 shares pursuant to the consulting agreement with a fair value of $24,000 and $20,000, respectively. As of December 31, 2012 and 2011, accrued consulting fees of $48,000 and $12,000 were including in accrued compensation- related party, respectively.

Mr. Sternheim is currently on a month-to-month arrangement at a rate of $20,000 a month. As of December 31, 2012 and 2011, the company has paid $93,711 and $154,943, and accrued compensation fees of $171,289 and $25,000 were recorded in accrued compensation- related party, respectively.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 11 - Subsequent Events

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and auto manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company with which to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

On February 15, 2013, the Company issued a 12% promissory note, due in sixty days for $45,000. Additionally, the note holder will be issued 2,500,000 shares of common stock. The note holder has the right to convert at any time, the unpaid principal for $.01 per share. The Note Holder is an existing shareholder of the company.

On February 28, 2013 the Company issued two 12% promissory notes for $100,000 each, due in sixty days, to two independent third parties. Each of the note holders has the right to convert, at any time, the unpaid principal balance for $.01 per share.

Convertible Debts	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 12 - Convertible Debts

On February 15, 2013, the Company issued a convertible note of $45,000. The note accrues interest at 12% per annum and matures on April 16, 2013. The note is convertible into shares of Company’s common stock at a conversion price of $0.01 per share. The difference between the effective conversion price of the convertible notes into shares of the Company’s common stock, and the fair value of the Company’s common stock on the date of issuance of the convertible notes, resulted in a beneficial conversion feature in the amount of $16,875. In addition, upon the issuance of convertible note, the Company issued 2,500,000 shares of the Company's common stocks (See note 7). The Company has recorded a debt discount in the amount of $28,125 to reflect the value of the common stocks as a reduction to the carrying amount of the convertible debt and a corresponding increase to common stocks and additional paid-in capital. The total discount of $45,000 will be amortized over the term of the debt. Amortization for the three months ended March 31, 2013 was $33,750.

On February 28, 2013, the Company issued two convertible notes totaling $200,000. The notes accrue interest at 12% per annum and mature on April 29, 2013. The notes are convertible into shares of Company’s common stocks at a conversion price of $0.01 per share. The difference between the effective conversion price of the convertible notes into shares of the Company’s common stock, and the fair value of the Company’s common stock on the date of issuance of the convertible notes, resulted in a beneficial conversion in the amount of $200,000. The total discount of $200,000 will be amortized over the term of the debt. Total amortization for the two convertible notes for the three months ended March 31, 2013 was $100,000.

Going Concern and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Organization and Basis of Presentation

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and auto manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company with which to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission for interim financial information. Accordingly, they do not include all the information necessary for a comprehensive presentation of financial position and results of operations.

It is management's opinion, however that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Mustang Alliances, Inc. (“the Company”) was incorporated on February 22, 2007 under the laws of the State of Nevada.

The Company has not yet generated revenues from planned principal operations and is considered an exploration stage company. The Company originally intended to market and sell anti-lock braking systems produced in China to the auto parts and manufacturing market in the United States. The Company has since abandoned its business plan and is seeking an operating company to merge or acquire. Currently, we are no longer a blank check company as we have a specific business plan. We are an exploration stage mining company and as a result of the execution and delivery of the lease agreements, we are now in the business of exploring mineral properties. There is no assurance, however, that the Company will achieve its objectives or goals.

Going Concern

The Company is in the exploration stage and has no revenues, has incurred a net loss of approximately $256,649 for the three months ended March 31, 2013 and a cumulative net loss of $2,431,800 for the period from February 22, 2007 (inception) to March 31, 2013. In addition, at March 31, 2013, there is a working capital deficit of $503,244. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or available from external sources such as debt, equity financings, or other potential sources. The inability to generate cash flow from operations or to raise capital from external sources will force the Company to substantially curtail and cease operations, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any funds, if available, will possess attractive terms or have a significant dilutive effect on the Company’s existing stockholders.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt, equity, or some combination thereof.  There can be no assurances that the Company will be able to raise the additional funds it requires.

The accompanying financial statements do not include any adjustments related to the recoverability, classification of asset-carrying amounts, or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

The Company is in the exploration stage and has no revenues, has incurred a net loss of approximately $1,081,699 for the year ended December 31, 2012 and a cumulative net loss of $2,175,151 for the period from February 22, 2007 (inception) to December 31, 2012. In addition, at December 31, 2012, there is a working capital deficit of $492,581. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

There can be no assurance that sufficient funds required during the next year or thereafter will be generated from operations or available from external sources such as debt, equity financings, or other potential sources. The inability to generate cash flow from operations or to raise capital from external sources will force the Company to substantially curtail and cease operations, therefore, have a material adverse effect on its business. Furthermore, there can be no assurance that any funds, if available, will possess attractive terms or have a significant dilutive effect on the Company’s existing stockholders.

The Company is attempting to address its lack of liquidity by raising additional funds, either in the form of debt, equity, or some combination thereof. There can be no assurances that the Company will be able to raise the additional funds it requires.

The accompanying financial statements do not include any adjustments related to the recoverability, classification of asset-carrying amounts, or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the valuation of deferred tax assets and valuation of equity instruments.

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates. Significant estimates include the valuation of deferred tax assets and valuation of equity instruments.

Cash and Cash Equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At March 31, 2013 and December 31, 2012, the Company had no cash equivalents.

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, the Company had no cash equivalents.

Property, Plant and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs, which are not considered improvements and do not extend the useful life of the asset, are expensed as incurred; additions, renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in the statement of operations in other income and expenses.

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years

Property, plant, and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs, which are not considered improvements and do not extend the useful life of the asset, are expensed as incurred; additions, renewals and betterments are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in the statement of operations in other income and expenses.

Depreciation is provided to recognize the cost of the asset in the results of operations.

Loss Per Share

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share. As of March 31, 2013, the Company has 2,145,000 warrants and 0 options that are anti-dilutive and not included in diluted loss per share. As of March 31, 2012, the Company has 5,195,000 warrants and 360,000 options that are anti-dilutive and not included in diluted loss per share.

Basic and diluted net loss per common share is computed based upon the weighted average common shares outstanding as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share. As of December 31, 2012, the Company has 2,175,000 warrants and 0 options that are anti-dilutive and not included in diluted loss per share. During 2011, the Company had 1,690,000 warrants and 360,000 options that are anti-dilutive and not included in dilutive loss per share.

Income Taxes

The Company accounts for income taxes under FASB ASC Topic 740, Income Taxes (“ASC Topic 740”). Under ASC Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC Topic 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company’s 2010 to 2012 tax returns are subject to examination by Internal Revenue Services.

The Company accounts for income taxes under FASB ASC Topic 740, Income Taxes (“ASC Topic 740”). Under ASC Topic 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC Topic 740, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company’s 2010 to 2012 tax returns are subject to examination by Internal Revenue Services.

Business Segments	The Company operates in one segment and therefore segment information is not presented.	The Company operates in one segment and therefore segment information is not presented.
Revenue Recognition

The Company will recognize revenue on arrangements in accordance with FASB ASC 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

The Company will recognize revenue on arrangements in accordance with FASB ASC 605, Revenue Recognition. In all cases, revenue is recognized only when the price is fixed and determinable, persuasive evidence of an arrangement exists, the service is performed, and collectability of the resulting receivable is reasonably assured.

Fair Value of Financial Instruments

The carrying amounts reported in the balance sheets for accounts payable, notes payable, loans payable, and notes payable – related party approximate fair value based on the short-term maturity of these instruments.

The carrying amounts reported in the balance sheets for accounts payable and notes payable – related party approximate fair value based on the short-term maturity of these instruments.
Mining Properties (Exploration Costs)

Costs of acquiring mining properties and any exploration costs are capitalized as incurred,in accordance with FASB ASC Topic 930, Extractive Activities – Mining, when proven and probable reserves exist and the property is a commercially mineable property. Mine exploration costs incurred either to develop new gold, silver, lead and copper deposits, expand the capacity of operating mines, or to develop mine areas substantially in advance of current production are capitalized. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. Costs of abandoned projects are charged to operations upon abandonment. The Company evaluates, at least quarterly, the carrying value of capitalized mining costs and related property, plant and equipment costs, if any, to determine if these costs are in excess of their net realizable value and if a permanent impairment needs to be recorded. The periodic evaluation of the carrying value of capitalized costs and any related property, plant, and equipment costs are based upon expected future cash flows and/or estimated salvage value.

The Company capitalizes costs for mining properties by individual property and defers such costs for later amortization only if the prospects for economic productions are reasonably certain. Capitalized costs are expensed in the period when the determination has been made that economic production does not appear reasonably certain. During 2012, the Company recorded an impairment of $106,000.

Costs of acquiring mining properties and any exploration costs are capitalized as incurred,in accordance with FASB ASC Topic 930, Extractive Activities – Mining, when proven and probable reserves exist and the property is a commercially mineable property. Mine exploration costs incurred either to develop new gold, silver, lead and copper deposits, expand the capacity of operating mines, or to develop mine areas substantially in advance of current production are capitalized. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. Costs of abandoned projects are charged to operations upon abandonment. The Company evaluates, at least quarterly, the carrying value of capitalized mining costs and related property, plant and equipment costs, if any, to determine if these costs are in excess of their net realizable value and if a permanent impairment needs to be recorded. The periodic evaluation of the carrying value of capitalized costs and any related property, plant, and equipment costs are based upon expected future cash flows and/or estimated salvage value.

The Company capitalizes costs for mining properties by individual property and defers such costs for later amortization only if the prospects for economic productions are reasonably certain. Capitalized costs are expensed in the period when the determination has been made that economic production does not appear reasonably certain. As of December 31, 2012, the Company recorded an impairment of $106,000.

Stock-Based Compensation

In December 2004, the FASB issued ASC Topic 718, Compensation–Stock Compensation(ASC Topic 718). Under ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC Topic 718.

ASC Topic 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a performance commitment, as defined, is reached or the earlier of the non-employee performance is complete or the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB ASC.

In December 2004, the FASB issued ASC Topic 718, Compensation–Stock Compensation(ASC Topic 718). Under ASC Topic 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share-based compensation arrangements include stock options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at their fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant. Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC Topic 718.

ASC Topic 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments. In general, the measurement date is when either a performance commitment, as defined, is reached or the earlier of the non-employee performance is complete or the instruments are vested. The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the FASB ASC.

Fair Value Measurement

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

• Level 1-Quoted prices in active markets for identical assets or liabilities.

• Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

• Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents, accounts payable and accrued expenses, convertible debts, and notes and loans payable. All these items were determined to be Level 1 fair value measurements. The carrying amounts of cash and equivalents, accounts payable and accrued expenses, convertible debts, and notes and loans payable approximated fair value because of the short maturity of these instruments.

The authoritative guidance for fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact. The guidance describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

• Level 1 - Quoted prices in active markets for identical assets or liabilities.

• Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities.

• Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company's financial instruments include cash and equivalents, accounts payable and accrued expenses, and notes and loans payable. All these items were determined to be Level 1 fair value measurements. The carrying amounts of cash and equivalents, accounts payable and accrued expenses, and notes and loans payable approximated fair value because of the short maturity of these instruments.

Recent Accounting Pronouncements

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting Standards Update 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information about the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date (a consensus of the FASB Emerging Issues Task Force). This guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date. This stipulates that (1) it will include the amount the entity agreed to pay for the arrangement between them and the other entities that are also obligated to the liability and (2) any additional amount the entity expects to pay on behalf of the other entities. The objective of this update is to provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements. The amendments in this update are effective for fiscal periods (and interim reporting periods within those years) beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

In February 2013, FASB issued Accounting standards update 2013-02, Comprehensive Income Topic 220): Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income. This update requires an entity to provide information amount the amount reclassified out of accumulated other comprehensive income by component. The entity is also required to disclose significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting periods. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other discourses required under U.S. GAAP that provide additional detail about those amounts. The objective in this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this update should be applied prospectively for reporting periods beginning after December 15, 2013. This standard is not expected to have a material impact on the Company’s reported results of operations or financial position.

Going Concern and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life	The Company calculates depreciation using the straight-line method with estimated useful life as follows:
Item	Useful Life
Mining equipments	10 years

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years

Property Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2013
Property Plant And Equipment Tables
Property and equipment

Property and equipment consists of the following at March 31, 2013 and December 31, 2012:

	March 31, 2013	December 31, 2012

Mining equipments	$106,000	$106,000
Total	106,000	106,000
Less: impairment loss	(106,000)	(106,000)

Property and equipment, net	$-	$-

Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Warrants outstanding and exercisable

Information with respect to warrants outstanding and exercisable at March 31, 2013 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000
Issued	-
Exercised	-
Expired/Forfeited	(30,000)	$0.50	-
Warrants outstanding, March 31, 2013	2,145,000	$0.20-1.50	2,145,000

Information with respect to warrants outstanding and exercisable at December 31, 2012 is as follows:

	Number Outstanding	Range of Exercise Price	Number Exercisable

Warrants outstanding, December 31, 2011	1,690,000	$0.50	1,690,000
Issued	515,000	$0.20-1.50
Exercised	(30,000)	$0.50
Forfeited	-	-	-
Warrants outstanding, December 31, 2012	2,175,000	$0.20-1.50	2,175,000

Fair values of the Company's option awards

The grant date fair values of the Company’s option awards during the years ended December 31, 2012 and 2011 were estimated at $47,822 and $13,283 using the Black Scholes option pricing model with the following assumptions:

	For the Year ended	For the Year ended
	December 31, 2012	December 31, 2011
Expected life (years)	-	2
Risk – free interest rate	-	0.40%
Expected volatility	-	178%
Dividend Yield	-	0.00%

Stock options

	Number of Options	Weighted Average Exercise Price
Balance at December 31, 2011	360,000	$0.50
Granted	-	-
Exercised	-	-
Forfeited	(360,000)	0.50
Balance at December 31, 2012	-	-
Options exercisable at December 31, 2012	-	$0.50

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Net deferred tax liability

The net deferred tax liability in the accompanying balance sheets includes the following amounts of deferred tax assets and liabilities:

	December 31, 2012	December 31, 2011
Deferred tax liability	$-	$-
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset	-	-
Net deferred tax liability	-	-

Income tax expense

The components of income tax expense related to continuing operations are as follows:

	December 31, 2012	December 31, 2011
Federal
Current	$-	$-
Deferred	-	-
	-	-
State and Local
Current	$-	$-
Deferred	-	-

Reconciliation of federal statutory income tax rate to our effective income tax rate

The Company’s income tax expense differed from the statutory rates (federal 34% and state 0%) as follows:

	December 31, 2012	December 31, 2011
Statutory rate applied to earnings before income taxes	$(367,777)	$(305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense	$-	$-

Going Concern and Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life of Mining equipments	10 years	10 years

Going Concern and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Net loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Cash equivalents	0					0
Warrants and options excluded from calculation			2,175,000
Working capital deficit	(503,244)			492,581		(503,244)
Impairment loss			106,000
Revenues	$ 0
Warrant [Member]
Warrants and options excluded from calculation	2,145,000	0
Options [Member]
Warrants and options excluded from calculation	360,000	5,195,000
Warrant [Member]
Warrants and options excluded from calculation				1,690,000
Options [Member]
Warrants and options excluded from calculation				360,000

Property Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Details
Mining equipments	$ 106,000	$ 106,000
Total	106,000	106,000
Less: impairment loss	(106,000)	(106,000)
Property and equipment, net

Property Plant and Equipment(Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Shares issued for consideration for the equipment	200,000
Value of shares issued for consideration for the equipment	$ 106,000
Impairment loss	$ 106,000

Notes Payable (Details Narrative) (USD $)	Mar. 31, 2013 First Line Capital [Member]	Dec. 31, 2012 First Line Capital [Member]	Mar. 31, 2013 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mendel Mochkin [Member]	Dec. 31, 2011 Mendel Mochkin [Member]	Mar. 31, 2012 Landolt Director [Member]
Principle balance due	$ 30,000	$ 30,000		$ 50,020	$ 25,000	$ 25,000	$ 25,000
Accrued interest	15.00%	8.00%			5.00%	5.00%
Due date of note	March 28, 2013	January 2013
Accrued interest, Amount							3,459
Imputed interest			986	393
Due to raleted party				$ 50,020

Common Stock (Details) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2012 MinimumMember Warrant [Member]	Mar. 31, 2013 MinimumMember Warrant [Member]	Dec. 31, 2012 MaximumMember Warrant [Member]	Mar. 31, 2013 MaximumMember Warrant [Member]
Number of option outstanding	360,000	360,000	2,175,000	1,690,000	2,175,000
Number option issued				515,000
Number of option exercised				(30,000)
Number of option expired			(30,000)
Number of option outstanding		360,000	2,145,000	2,175,000	2,175,000
Weighted average exercise price of option outstanding	$ 0.5	$ 0.5		$ 0.5			$ 0.2		$ 1.5
Weighted average exercise price of option issued						$ 0.2		$ 1.5
Weighted average exercise price of option exercised				$ 0.5
Weighted average exercise price of option expired			$ 0.5
Weighted average exercise price of option outstanding		$ 0.5				$ 0.2	$ 0.2	$ 1.5	$ 1.5
Number of option exercisable			2,175,000	1,690,000
Number of option exercisable			2,145,000	2,175,000

Common Stock (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Expected life (years)	0 years	2 years
Risk free interest rate	0.00%	0.40%
Expected volatility	0.00%	178.00%
Dividend Yield	0.00%	0.00%

Common Stock (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Number of option outstanding	360,000	360,000
Number of option granted
Number of option exercised
Number of option forfeited	(360,000)
Number of option outstanding		360,000
Number of option exercisable
Weighted average exercise price of option outstanding	$ 0.5	$ 0.5
Weighted average exercise price of option granted
Weighted average exercise price of option exercised
Weighted average exercise price of option forfeited	$ 0.5
Weighted average exercise price of option outstanding		$ 0.5
Weighted average exercise price of option exercisable	$ 0.5	$ 0.5

Common Stock (Details Narrative) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 WarrantOneMember	Dec. 31, 2012 WarrantTwoMember	Dec. 31, 2012 Director And Officers [Member]	Dec. 31, 2011 Director And Officers [Member]	Mar. 31, 2013 Ceo [Member]
Consulting fees forgiven by Principal stockholder		$ 12,000
Consulting fees forgiven by an officer	57,000
Common stock share issued	107,037,834	100,217,516	107,037,834							235,318	297,516	30,000,000
Value of common stock share issued	10,431	9,992	10,681							88,000	74,000
Number option issued						515,000	1,690,000
Weighted average exercise price of option issued							$ 0.5
Term of warrant							2 years
Weighted average remaining contractual life						6 months	1 year 6 months	2 years 2 months 23 days	4 years 7 months 28 days
Grant date fair values of the Companys option awards	$ 47,822	$ 13,283
Provisions for issuance and granting of options	3,000,000
Price of option	$ 0.5
Number of option grant forfeited	3,000,000
Number of option forfeited	360,000			30,000

Preferred Stock (Details Narrative)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Preferred shares authorized	5,000,000	5,000,000	5,000,000

Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Deferred tax liability
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset
Net deferred tax liability
Deferred Tax Assets Liabilities Net

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal
Current
Deferred
Federal Income Tax Expense Benefit Continuing Operations
State and Local
Current
Deferred

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details 2
Statutory rate applied to earnings before income taxes	$ (367,777)	$ (305,480)
Increase in income taxes resulting from:
Non-deductible expenses	173,024	53,863
Change in deferred tax asset valuation allowance	194,753	251,617
Income Tax expense

Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Net operating loss carryforwards expire through the year	2032
Net operating loss carryforward	$ 1,191,183
Net change in valuation allowance	$ 194,753	$ 251,000

Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair value of share issued for service		$ 82,000
Chief Financial Officer [Member]
Share issued for service	139,376	122,120
Fair value of share issued for service	40,000	30,000
Accrued consulting fees	71,500	17,500	69,200
Mendel Mochkin [Member]
Share issued for service	47,971	97,698
Fair value of share issued for service	24,000	24,000
Fee paid	44,221	89,935
Accrued consulting fees	0	7,000
Consulting fees forgiven	57,000
Zegal And Ross Capital LLC [Member]
Share issued for service	47,971	42,849
Fair value of share issued for service	24,000	20,000
Accrued consulting fees	48,000	12,000	48,000
Chief Executive Officer [Member]
Fee paid	71,500	17,500
Mr Sternheim CEO [Member]
Fee paid	93,711	154,943
Accrued consulting fees	$ 171,289	$ 25,000	$ 203,976

Convertible Debts (Details Narrative) (USD $)	3 Months Ended
Mar. 31, 2013
One Convertible Notes
Amortization of Convertible Debts	$ 33,750
Two Convertible Notes
Amortization of Convertible Debts	$ 100,000